Financial instruments and risk concentration (Tables)	12 Months Ended
Dec. 31, 2011
Risks and Uncertainties [Abstract]
Allowance for losses based on the expected collectability of accounts receivable
Details of these allowances are as follows:

Accounts receivable allowances	Balance at Beginning of Year	Additions Charged (Credited) to Operating Results	Recoveries and Write-offs, Net	Balance at End of Year
2011	$18	$1	$—	$19
2010	23	(4)	(1)	18
2009	30	1	(8)	23